Note 22 - HMN Financial, Inc. Financial Information (Parent Company Only) - Condensed Financial Statements for the Parent Company Only (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents	$ 44,399	$ 37,564	$ 27,561	$ 44,399	$ 20,709	$ 37,564	$ 27,561
Prepaid expenses and other assets				6,451	2,668
Total assets				777,639	712,315	722,685
Accrued expenses and other liabilities				8,288	4,022
Total liabilities				684,991	629,168
Common stock				91	91
Additional paid-in capital				40,365	40,090
Retained earnings				107,547	99,754
Unearned employee stock ownership plan shares				(1,643)	(1,836)
Treasury stock, at cost, 4,284,840 and 4,292,838 shares				(53,758)	(53,856)
Total stockholders' equity				92,648	83,147	80,818	75,919
Total liabilities and stockholders' equity				777,639	712,315
Interest income (expense)	28,551	28,148	25,883
Compensation and benefits	(1)	(17)	(41)
Occupancy and equipment	4,442	4,304	4,068
Data processing	(1,263)	(1,270)	(1,106)
Professional services	(1,573)	(1,137)	(1,285)
Income tax expense	3,324	2,888	4,402
Net income	7,793	8,236	4,404
Deferred income tax benefit	496	1,083	2,105
Earned ESOP shares priced above original cost	230	206	147
Amortization of restricted stock awards	187	134	147
Amortization of unearned ESOP shares	193	194	193
Decrease (increase) in other assets	693	(1,343)	417
Decrease in other liabilities	(199)	(1,024)	(62)
Other, net	28	2	67
Net cash provided by operating activities	15,201	17,809	17,043
Warrants purchased	0	(6,453)	0
Excess tax benefit from options exercised	0	64	0
Stock awards withheld for tax withholding	(45)	0	(54)
Net cash provided (used) by financing activities	51,438	(18,337)	35,877
Increase (decrease) in cash and cash equivalents	23,690	(16,855)	10,003
Cash and cash equivalents, beginning of year	20,709	37,564	27,561
Cash and cash equivalents, end of year	44,399	20,709	37,564
Parent Company [Member]
Cash and cash equivalents	1,534	2,057	3,314	7,722	1,534	$ 2,057	$ 3,314
Investment in subsidiaries				84,507	79,737
Prepaid expenses and other assets				610	2,014
Deferred tax asset, net				24	95
Total assets				92,863	83,380
Accrued expenses and other liabilities				215	233
Total liabilities				215	233
Common stock				91	91
Additional paid-in capital				40,365	40,090
Retained earnings				107,547	99,754
Net unrealized gains (losses) on securities available for sale				46	(1,096)
Unearned employee stock ownership plan shares				(1,643)	(1,836)
Treasury stock, at cost, 4,284,840 and 4,292,838 shares				(53,758)	(53,856)
Total stockholders' equity				92,648	83,147
Total liabilities and stockholders' equity				$ 92,863	$ 83,380
Interest income (expense)	21	0	(306)
Equity income of subsidiaries	8,627	8,800	4,878
Compensation and benefits	(240)	(221)	(257)
Occupancy and equipment	(30)	(30)	(30)
Data processing	(6)	(6)	(6)
Professional services	(131)	(124)	(130)
Other	(367)	(331)	(319)
Income before income tax expense (benefit)	7,874	8,088	3,830
Income tax expense	81	(148)	(574)
Net income	7,793	8,236	4,404
Equity income of subsidiaries	(8,627)	(8,800)	(4,878)
Deferred income tax benefit	71	46	615
Earned ESOP shares priced above original cost	230	206	147
Stock option compensation	1	17	41
Amortization of restricted stock awards	187	134	147
Amortization of unearned ESOP shares	193	194	193
Decrease (increase) in other assets	1,404	(146)	(6)
Decrease in other liabilities	(18)	(20)	(866)
Other, net	(1)	(1)	0
Net cash provided by operating activities	1,233	(134)	(203)
Warrants purchased	0	(6,453)	0
Excess tax benefit from options exercised	0	64	0
Stock awards withheld for tax withholding	(45)	0	(54)
Repayments of borrowings	0	0	(7,000)
Dividends received from Bank	5,000	6,000	6,000
Net cash provided (used) by financing activities	4,955	(389)	(1,054)
Increase (decrease) in cash and cash equivalents	6,188	(523)	(1,257)
Cash and cash equivalents, beginning of year	1,534	2,057	3,314
Cash and cash equivalents, end of year	$ 7,722	$ 1,534	$ 2,057